Schedule of Benefit Obligations In Excess Of Fair Value of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Feb. 24, 2013	Feb. 26, 2012	Nov. 25, 2012		Nov. 27, 2011		Nov. 28, 2010
Pension Benefits
Change in benefit obligation
Benefit obligation at beginning of year	$ 1,388,650	$ 1,203,677	$ 1,203,677		$ 1,131,765
Service cost	2,281	2,247	8,952		10,241		7,794
Interest cost	13,066	14,413	57,635		60,314		59,680
Plan participants' contribution			884		1,177
Actuarial loss (gain)			184,183	[1]	75,268	[1]
Net curtailment gain			(2,379)		(7,132)
Impact of foreign currency changes			1,103		(2,027)
Plan settlements			(867)		(4,051)
Special termination benefit			159		120		312
Benefits paid			(64,697)		(61,998)
Benefit obligation at end of year			1,388,650		1,203,677		1,131,765
Change in plan assets
Fair value of plan assets at beginning of year	894,362	771,914	771,914		731,676
Actual return on plan assets			125,430		39,091
Employer contribution			60,096		67,584
Plan participants' contributions			884		1,177
Plan settlements			(867)		(4,051)
Impact of foreign currency changes			1,602		(1,565)
Benefits paid			(64,697)		(61,998)
Fair value of plan assets at end of year			894,362		771,914		731,676
Unfunded status at end of year			(494,288)		(431,763)
Postretirement Benefits
Change in benefit obligation
Benefit obligation at beginning of year	155,864	156,060	156,060		164,308
Service cost	94	99	397		478		474
Interest cost	1,239	1,659	6,634		7,629		8,674
Plan participants' contribution			5,531		5,832
Actuarial loss (gain)			10,408	[1]	2,323	[1]
Net curtailment gain			0		0
Impact of foreign currency changes			0		0
Plan settlements			0		0
Special termination benefit			0		0		0
Benefits paid			(23,166)		(24,510)
Benefit obligation at end of year			155,864		156,060		164,308
Change in plan assets
Fair value of plan assets at beginning of year	0	0	0		0
Actual return on plan assets			0		0
Employer contribution			17,635		18,678
Plan participants' contributions			5,531		5,832
Plan settlements			0		0
Impact of foreign currency changes			0		0
Benefits paid			(23,166)		(24,510)
Fair value of plan assets at end of year			0		0		0
Unfunded status at end of year			$ (155,864)		$ (156,060)

[1]	Actuarial losses in the Company's pension benefit plans resulted from changes in discount rate assumptions, primarily for the Company's U.S. plans. Changes in financial markets during 2011 and 2012, including a decrease in corporate bond yield indices, caused a reduction in the discount rates used to measure the benefit obligations in each of those years.